Commitments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases	$ 107,384	$ 73,509	$ 46,856